Financial instruments	12 Months Ended
Dec. 31, 2025
Financial Instruments [Abstract]
Financial instruments	Financial instruments
6.1.    Financial assets
Financial assets by category as of December 31, 2025 and 2024, are as follows (in thousands):

	December 31, 2025
	Financial assets at fair value through profit or loss	Financial assets measured at amortized cost
Current assets
Cash and cash equivalents	$—	$388,892
Short-term investments	—	101,142
Accounts receivable, net	—	32,017
Accrued income	—	948
Financial assets at fair value through profit or loss	45	—
Total	45	522,999
Non-current assets
Financial assets at fair value through profit or loss	437	—
Total	$437	$—

	December 31, 2024
	Financial assets at fair value through profit or loss	Financial assets measured at amortized cost
Current assets
Cash and cash equivalents	$—	$334,850
Short-term investments	—	80,000
Accounts receivable, net	—	30,778
Accrued income	—	2,996
Total	$—	$448,624
Non-current assets
Financial assets at fair value through profit or loss	417	—
Total	$417	$—

6.2.    Financial liabilities
Financial liabilities by category as of December 31, 2025 and 2024, are as follows (in thousands):

	December 31, 2025	December 31, 2024
	Financial assets measured at amortized cost	Financial assets measured at amortized cost
Current liabilities:
Accounts payable	$17,080	$2,889
Accrued expenses (1)	4,583	12,101
Current lease liabilities	1,444	1,162
Current portion of borrowings with related party	34,846	—
Total	$57,953	$16,152
Non-current liabilities:
Non-current lease liabilities	3,309	3,510
Long-term borrowings with related party	—	34,014
Other non-current liabilities	—	936
Total	$3,309	$38,460
(1)Exclude payroll liabilities that should be paid to employees such as annual leave allowance.
6.3.    Fair value hierarchy
Fair value hierarchy classifications of the financial assets that are measured at fair value disclosed in fair value as of December 31, 2025, and 2024, are as follows (in thousands):

	December 31, 2025
	Level 1	Level 2	Level 3	Total
Financial assets at fair value through profit or loss	$—	$45	$437	$482

	December 31, 2024
	Level 1	Level 2	Level 3	Total
Financial assets at fair value through profit or loss	$—	$—	$417	$417
6.4.    Valuation techniques and the inputs
The valuation techniques and inputs used for fair value measurements and disclosed fair values categorized within Level 2 and Level 3 of the fair value hierarchy as of December 31, 2025, and 2024 are as follows (in thousands):

	December 31, 2025	December 31, 2024	Level	Valuation techniques
Capital contribution to cooperatives	$437	$417	3	Market-Based Fair Value Approach
Derivative instruments (Money Market Trust)	$45	$—	2	Discounted Cash Flow Method
6.5.    Net gains or losses by category of financial instruments
Net gains or losses by category of financial instruments for the years ended December 31, 2025, 2024 and 2023 are as follows (in thousands):

(in thousands)	December 31, 2025	December 31, 2024	December 31, 2023
Financial assets at fair value through profit or loss
Interest income	$72	$—	$419
Gain on foreign currency transactions	473	—	930
Loss on foreign currency transactions	(1)	—	—
Gain on valuation of financial assets	56	—	—
Loss on valuation of financial assets	—	(766)	(82)
Sub-total	$600	$(766)	1,267
Financial assets at amortized cost
Interest income	16,187	15,657	13,258
Gain on foreign currency transactions	2,465	5,138	5,872
Unrealized gain on foreign currency	470	8,081	17
Loss on foreign currency transactions	(2,178)	(395)	(1,879)
Unrealized loss on foreign currency	(2,041)	(45)	(3,364)
Sub-total	$14,903	$28,436	$13,904
Total	$15,503	$27,670	$15,171
Financial liabilities at fair value through profit or loss
Loss on valuation of financial liabilities	$(710)	$—	$—
Sub-total	$(710)	$—	$—
Financial liabilities at amortized cost
Interest expense	$(1,901)	$(2,049)	$(2,038)
Gain on foreign currency transactions	3	—	17
Unrealized gain on foreign currency	—	276	110
Loss on foreign currency transactions	(34)	(32)	(143)
Unrealized loss on foreign currency	—	—	(370)
Sub-total	$(1,932)	$(1,805)	$(2,424)
Total	$(2,642)	$(1,805)	$(2,424)
6.6.    Finance income and costs
Finance income and costs for the years ended December 31, 2025, 2024 and 2023 are as follows (in thousands):

(in thousands)	December 31, 2025	December 31, 2024	December 31, 2023
Finance income
Interest income	$16,259	$15,657	$13,677
Gain on valuation of financial assets	56	—	—
Gain on foreign currency transactions	2,941	5,139	6,819
Unrealized gain on foreign currency	470	8,356	127
Total	$19,726	$29,152	$20,623
Finance cost
Interest expense	1,901	2,049	2,038
Loss on valuation of financial assets	—	766	82
Loss on valuation of financial liabilities	710	—	—
Loss on foreign currency transactions	2,213	427	2,022
Unrealized loss on foreign currency	2,041	45	3,734
Total	$6,865	$3,287	$7,876